Hennessy BP Energy Fund
Hennessy BP Energy Fund
Investment Objective
The Hennessy BP Energy Fund seeks total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy BP Energy Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy BP Energy Fund		Investor Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.15%	none
Other Expenses		0.47%	0.32%
Shareholder Servicing		0.10%	none
Remaining Other Expenses	[1],[2]	0.37%	0.32%
Total Annual Fund Operating Expenses	[3]	1.87%	1.57%
[1]	"Remaining Other Expenses" has been adjusted as necessary from amounts incurred during the most recent fiscal year of the Predecessor BP TwinLine Energy Fund (as defined below) to reflect current fees and expenses.
[2]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[3]	"Total Annual Fund Operating Expenses" does not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the Predecessor BP TwinLine Energy Fund's audited financial statements for the period ended November 30, 2017, because the information in the financial highlights section reflects the operating expenses of the Predecessor BP TwinLine Energy Fund and does not include acquired fund fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy BP Energy Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	190	588	1,011	2,190
Institutional Class	160	496	855	1,867

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the predecessor to the Fund, the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine Energy Fund”), had a portfolio turnover of 84% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded equity and debt securities of U.S. energy companies. The Portfolio Managers consider U.S. energy companies to be companies operating in the United States in a capacity related to the supply, transportation, production, transmission, and demand of energy, also known as the energy value chain. Primary categories of the energy value chain include the following:

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Energy Companies (Supply-side oriented) – Companies across the energy supply chain spectrum, including upstream, midstream, and downstream energy companies of various energy sources such as natural gas, crude oil, refined products, coal, and electricity, as well as companies that provide services to oil and gas companies.

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Industrial Companies – Energy-intensive chemical, metal, industrial, and manufacturing companies and engineering and construction companies that the Portfolio Managers expect to benefit from growing U.S. energy production and lower feedstock costs relative to global costs.

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Infrastructure Companies – Companies that design, manufacture, install, own, operate, or service equipment or assets that enable the connectivity of energy supply and demand or provide technology and engineering solutions to industrial, commercial, and consumer markets. Examples include (1) a manufacturer of liquefied natural gas products for locomotives powered by natural gas, (2) a manufacturer of engines that primarily use natural gas and alternative fuels to power school buses and refuse collection trucks, and (3) a specialty energy infrastructure contractor that provides engineering, procurement, and construction services to the oil, gas, refinery, petrochemical, and power industries.

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Transportation and Logistics Companies – Companies that provide solutions for transportation and logistics to the U.S. manufacturing industry. Examples include industries greatly affected by energy costs, such as trucking, railroads, and airlines.

The Fund may invest up to 25% of its total assets in securities of energy-related master limited partnerships (“MLPs”). MLPs are generally energy or natural resource-related companies. The Fund invests without regard to market capitalization, and may invest in initial public offerings (“IPOs”). In addition, the Portfolio Managers may utilize derivatives on stocks, indices, interest rates, debt securities, or currencies to seek to enhance the Fund’s return and attempt to limit downside risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps, and forward contracts.

The Fund may invest up to 25% of its total assets in debt securities, preferred stock, and convertible securities of energy renaissance companies, provided that such securities are rated, at the time of investment, at least B3 by Moody’s Investors Service, Inc., B- by Standard & Poor’s or Fitch Ratings, or a comparable rating by another nationally recognized statistical rating organization, except that with respect to up to 10% of its total assets the Fund may invest in debt securities, preferred shares, and convertible securities that have lower ratings or are unrated at the time of investment. Energy renaissance companies are companies operating in a capacity related to the supply, transportation, storage, refining and intense end use of energy, which can also be described as companies operating across the entire spectrum of the energy value chain. The Fund may invest in debt securities of any maturity or duration.

The Portfolio Managers use a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs and other entities that have economic characteristics similar to MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by the such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares. As a result, a shareholder may recognize a capital gain when the shareholder sells the shareholder’s shares, if the shareholder has received a return of capital distribution.

Commodity Price Risk: MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution, or marketing of such energy infrastructure commodities.

Derivatives Risk: Using derivatives can have a leveraging effect and increase the volatility of the Fund. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk, operational leverage risk, tracking risk, and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance.

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is unable to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Industry Concentration Risk: The Fund concentrates its investments within the energy sector, which comprises energy, industrial, infrastructure, and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory, or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including (i) fluctuations in commodity prices, (ii) reduced consumer demand for commodities such as oil, natural gas, or petroleum products, (iii) reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering, (iv) slowdowns in new construction, (v) extreme weather or other natural disasters, and (vi) threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely affect their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Debt Investments Risk: The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer-term bond will increase or decrease more for a given change in interest rates than a shorter-term bond. Given that the Federal Reserve has begun to raise interest rates, there may be a heightened level of interest rate risk.

High-Yield Investments Risk: The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Leveraging Risk: Certain Fund transactions, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or the Fund may be forced to sell an illiquid asset to meet redemption requests or other cash needs and may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

MLP Risk: Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099.

MLP Tax Risk: A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders irrespective of whether the shareholders receive any cash payment from the MLP.

RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification, and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as a corporation and would become subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, political, or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for the one-year period and since inception period compared with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as additional indices that reflect the market sector in which the Fund invests, the S&P 500 Energy Index and the S&P North American Natural Resources Sector Index. For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus. The Fund is the successor to the Predecessor BP TwinLine Energy Fund pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine Energy Fund. The Predecessor BP TwinLine Energy Fund was managed by BP Capital Fund Advisors, LLC, and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY BP ENERGY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.05% for the quarter ended June 30, 2016, and the lowest quarterly return was -25.57% for the quarter ended September 30, 2015.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2017)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Returns - Hennessy BP Energy Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Hennessy BP Energy Fund Returns before taxes	1.89%	[1]	1.90%	[1]	Dec. 31, 2013
Institutional Class	Hennessy BP Energy Fund Returns before taxes - Institutional Shares	2.17%		2.12%		Dec. 31, 2013
After Taxes on Distributions | Investor Class	Hennessy BP Energy Fund Returns after taxes on distributions	1.89%		1.64%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy BP Energy Fund Returns after taxes on distributions and sale of fund shares	1.07%		1.35%
S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	(1.01%)		(2.14%)		Dec. 31, 2013
S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses, or taxes)	S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses, or taxes)	1.23%		(2.46%)		Dec. 31, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%		11.98%		Dec. 31, 2013
[1]	Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the S&P 500 Energy Index and the S&P North American Natural Resources Sector Index as additional indices to compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.